Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.06%
China–2.38%
Prosus N.V.	294,470	$24,528,229
Denmark–2.36%
Carlsberg A/S, Class B	62,610	10,122,523
Novo Nordisk A/S, Class B	142,499	14,265,361
		24,387,884
France–15.93%
Air Liquide S.A.	62,234	10,672,954
Arkema S.A.	131,229	19,352,137
Bollore S.A.	4,921,823	26,553,515
Criteo S.A., ADR(a)	515,473	17,422,987
Kaufman & Broad S.A.	466,579	18,510,391
Kering S.A.	15,509	11,579,540
LVMH Moet Hennessy Louis Vuitton SE	14,031	11,536,772
Metropole Television S.A.	601,883	11,741,352
Pernod Ricard S.A.	45,676	9,753,327
Schneider Electric SE	160,283	27,246,990
		164,369,965
Germany–5.13%
Deutsche Boerse AG	173,413	30,622,108
flatexDEGIRO AG(a)	514,968	9,791,040
MTU Aero Engines AG	59,082	12,458,668
		52,871,816
Hungary–1.90%
Gedeon Richter PLC	742,769	19,588,512
Ireland–5.62%
CRH PLC	344,618	17,324,554
Flutter Entertainment PLC(a)	130,370	19,798,749
ICON PLC(a)	46,537	12,365,812
Origin Enterprises PLC	2,209,172	8,503,054
		57,992,169
Italy–5.91%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,351,862	24,195,540
FinecoBank Banca Fineco S.p.A.	1,630,597	27,356,531
Technogym S.p.A.(b)	1,103,116	9,385,266
		60,937,337
Netherlands–9.13%
Aalberts N.V.	218,509	13,447,828
ASML Holding N.V.	14,699	10,054,136
Heineken N.V.	189,036	20,292,687
SBM Offshore N.V.	1,121,174	17,749,983
Signify N.V.	270,160	14,336,862
Wolters Kluwer N.V.	179,885	18,326,713
		94,208,209
Norway–0.49%
TGS ASA	470,459	5,045,849
Shares		Value
Russia–3.56%
Sberbank of Russia PJSC, Preference Shares	11,172,332	$36,681,101
Spain–2.10%
Amadeus IT Group S.A.(a)	175,830	12,063,462
Construcciones y Auxiliar de Ferrocarriles S.A.	241,237	9,569,181
		21,632,643
Sweden–6.86%
Husqvarna AB, Class B	281,008	3,924,232
Investor AB, Class B	866,744	18,864,829
Lifco AB, Class B	502,270	11,717,751
Sandvik AB	1,377,743	36,236,734
		70,743,546
Switzerland–8.23%
Kuehne + Nagel International AG, Class R	54,989	15,583,691
Logitech International S.A., Class R	185,884	15,618,127
Nestle S.A.	130,044	16,753,819
OC Oerlikon Corp. AG	1,441,811	13,968,238
Roche Holding AG	59,355	22,950,560
		84,874,435
Turkey–0.95%
Haci Omer Sabanci Holding A.S.	8,562,512	9,797,094
United Kingdom–26.51%
Ashtead Group PLC	131,735	9,410,526
Clarkson PLC	282,791	12,640,186
DCC PLC	630,656	52,936,712
Diploma PLC	237,409	8,860,924
FDM Group Holdings PLC	554,228	8,043,336
Hays PLC	8,971,573	17,480,661
HomeServe PLC	1,716,509	17,711,857
IG Group Holdings PLC	2,408,854	26,512,115
Jupiter Fund Management PLC	2,269,473	7,061,328
Linde PLC	41,617	13,262,506
Reckitt Benckiser Group PLC	190,948	15,485,550
Savills PLC	1,926,951	35,035,377
Travis Perkins PLC	594,138	12,015,798
Ultra Electronics Holdings PLC	684,881	26,781,825
WPP PLC	657,429	10,264,793
		273,503,494
Total Common Stocks & Other Equity Interests (Cost $710,814,857)		1,001,162,283
Money Market Funds–3.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	10,377,318	10,377,318
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	8,912,143	8,913,034

See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	11,859,791	$11,859,791
Total Money Market Funds (Cost $31,149,533)		31,150,143
TOTAL INVESTMENTS IN SECURITIES—100.08% (Cost $741,964,390)		1,032,312,426
OTHER ASSETS LESS LIABILITIES–(0.08)%		(836,754)
NET ASSETS–100.00%		$1,031,475,672
Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,739,892	$28,407,818	$(25,770,392)	$-	$-	$10,377,318	$345
Invesco Liquid Assets Portfolio, Institutional Class	7,531,081	20,291,299	(18,907,842)	(4,900)	3,396	8,913,034	177
Invesco Treasury Portfolio, Institutional Class	8,845,590	32,466,077	(29,451,876)	-	-	11,859,791	160
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,903,960	516,499	(10,420,459)	-	-	-	75*
Invesco Private Prime Fund	23,109,240	1,205,050	(24,312,413)	-	(1,877)	-	910*
Total	$57,129,763	$82,886,743	$(108,862,982)	$(4,900)	$1,519	$31,150,143	$1,667

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
China	$—	$24,528,229	$—	$24,528,229
Denmark	—	24,387,884	—	24,387,884
France	17,422,987	146,946,978	—	164,369,965
Germany	—	52,871,816	—	52,871,816
Hungary	—	19,588,512	—	19,588,512
Ireland	12,365,812	45,626,357	—	57,992,169
Italy	—	60,937,337	—	60,937,337
Netherlands	—	94,208,209	—	94,208,209
Norway	—	5,045,849	—	5,045,849
Russia	—	36,681,101	—	36,681,101
Spain	—	21,632,643	—	21,632,643
Sweden	—	70,743,546	—	70,743,546
Switzerland	—	84,874,435	—	84,874,435
Turkey	—	9,797,094	—	9,797,094
United Kingdom	13,262,506	260,240,988	—	273,503,494
Money Market Funds	31,150,143	—	—	31,150,143
Total Investments	$74,201,448	$958,110,978	$—	$1,032,312,426
Invesco European Growth Fund